Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Other Long-term Assets

	2024	2023
Long-term prepayments, contracts and other (1)	$313	$279
Prepaid cost of service tolls	166	179
Long-term inventory	204	141
Risk management (note 19)	13	13
	696	612
Less: current portion	76	71
	$620	$541
(1)Includes physical product sales contracts, accrued interest on PRT recoveries, and the unamortized cost of contributions to the Company's employee bonus program.

Summary of Assets, Liabilities, Partners' Equity and Equity (Loss) Income Related to Joint Venture
The assets, liabilities, partners’ equity, product sales, and equity income (loss) related to NWRP at December 31, 2024 and 2023 were comprised as follows:

	2024	2023
Current assets	$535	$349
Non-current assets	$10,286	$10,508
Current liabilities	$2,082	$1,054
Non-current liabilities	$9,757	$10,913
Partners’ equity	$(1,018)	$(1,110)
Partners’ equity at Company's 50% interest	$(509)	$(555)
Revenue (1)	$1,490	$1,527
Net income (loss) (2)	$92	$(8)
(1)Included in NWRP's revenue for 2024 is $325 million (2023 – $335 million) related to the Company's 25% share of the refining toll.
(2)Included in the net income (loss) for 2024 is the impact of depreciation and amortization expense of $346 million (2023 – $387 million) and interest and other financing expense of $502 million (2023 – $500 million).